Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Cash Flows
Amount of interests paid	$ 27.0	$ 29.5